Stockholders' Deficiency (Details 2)	12 Months Ended		6 Months Ended
	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2013 Warrant [Member]
Outstanding, Beginning balance		235,430,074	74,264,078
Add: Issued	(49,863,260)		270,594,093
Less: Exercised			109,428,097
Outstanding, Ending balance	74,264,078	235,430,074	131,894,033